Premises And Equipment (Major Categories Of Premises And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Premises and Equipment, Total	$ 151,161	$ 169,129
Less accumulated depreciation	(97,420)	(99,562)
Premises and Equipment, Net	53,741	69,567
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, Total	18,151	23,827
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, Total	69,690	78,185
Equipment, Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, Total	59,037	61,086
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment, Total	$ 4,283	$ 6,031